Vessels under construction (Details)	9 Months Ended
Dec. 31, 2013 DWT
Capesize - SBI Puro
Expected Delivery	Q1-15
DWT	180,000
Shipyard	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
Capesize - SBI Valrico
Expected Delivery	Q2-15
DWT	180,000
Shipyard	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
Capesize - SBI Maduro
Expected Delivery	Q3-15
DWT	180,000
Shipyard	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
Capesize - SBI Belicoso
Expected Delivery	Q4-15
DWT	180,000
Shipyard	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
Capesize - SBI Corona
Expected Delivery	Q1-16
DWT	180,000
Shipyard	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
Capesize - SBI Diadema
Expected Delivery	Q2-16
DWT	180,000
Shipyard	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
Capesize - SBI Estupendo
Expected Delivery	Q3-16
DWT	180,000
Shipyard	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
Capesize - SBI Montesino
Expected Delivery	Q2-15
DWT	180,000
Shipyard	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
Capesize - SBI Magnum
Expected Delivery	Q3-15
DWT	180,000
Shipyard	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
Capesize - SBI Montecristo
Expected Delivery	Q3-15
DWT	180,000
Shipyard	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
Capesize - SBI Aroma
Expected Delivery	Q3-15
DWT	180,000
Shipyard	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
Capesize - SBI Cohiba
Expected Delivery	Q4-15
DWT	180,000
Shipyard	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
Capesize - SBI Habano
Expected Delivery	Q4-15
DWT	180,000
Shipyard	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
Capesize - SBI Lonsdale
Expected Delivery	Q1-16
DWT	180,000
Shipyard	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
Capesize - SBI Partagas
Expected Delivery	Q1-16
DWT	180,000
Shipyard	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
Capesize - SBI Parejo
Expected Delivery	Q2-16
DWT	180,000
Shipyard	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
Capesize - SBI Toro
Expected Delivery	Q2-16
DWT	180,000
Shipyard	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
Capesize - SBI Tuscamina
Expected Delivery	Q2-16
DWT	180,000
Shipyard	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
Capesize - SBI Camacho
Expected Delivery	Q2-15
DWT	180,000
Shipyard	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
Capesize - SBI Churchill
Expected Delivery	Q4-15
DWT	180,000
Shipyard	Daewoo Mangalia Heavy Industries S.A.
Capesize - SBI Perfecto
Expected Delivery	Q1-16
DWT	180,000
Shipyard	Daewoo Mangalia Heavy Industries S.A.
Capesize - SBI Presidente
Expected Delivery	Q4-15
DWT	180,000
Shipyard	Daewoo Mangalia Heavy Industries S.A.
Capesize - SBI Panatela
Expected Delivery	Q1-16
DWT	180,000
Shipyard	Daewoo Mangalia Heavy Industries S.A.
Capesize - SBI Robusto
Expected Delivery	Q2-16
DWT	180,000
Shipyard	Daewoo Mangalia Heavy Industries S.A.
Capesize - SBI Behike
Expected Delivery	Q3-15
DWT	180,000
Shipyard	Daehan Shipbuilding Co., Ltd.
Capesize - SBI Monterray
Expected Delivery	Q4-15
DWT	180,000
Shipyard	Daehan Shipbuilding Co., Ltd.
Capesize - SBI Macanudo
Expected Delivery	Q4-15
DWT	180,000
Shipyard	Daehan Shipbuilding Co., Ltd.
Capesize - SBI Cuaba
Expected Delivery	Q1-16
DWT	180,000
Shipyard	Daehan Shipbuilding Co., Ltd.
Kamsarmax - SBI Cakewalk
Expected Delivery	Q2-14
DWT	82,000
Shipyard	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
Kamsarmax - SBI Charleston
Expected Delivery	Q3-14
DWT	82,000
Shipyard	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
Kamsarmax - SBI Samba
Expected Delivery	Q1-15
DWT	84,000
Shipyard	Imabari Shipbuilding Co., Ltd.
Kamsarmax - SBI Rumba
Expected Delivery	Q3-15
DWT	84,000
Shipyard	Imabari Shipbuilding Co., Ltd.
Kamsarmax - SBI Electra
Expected Delivery	Q3-15
DWT	82,000
Shipyard	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
Kamsarmax - SBI Flamenco
Expected Delivery	Q3-15
DWT	82,000
Shipyard	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
Kamsarmax - SBI Rock
Expected Delivery	Q4-15
DWT	82,000
Shipyard	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
Kamsarmax - SBI Twist
Expected Delivery	Q1-16
DWT	82,000
Shipyard	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
Kamsarmax - SBI Salsa
Expected Delivery	Q3-15
DWT	81,600
Shipyard	Tsuneishi Group (Zhoushan) Shipbuilding Inc.
Kamsarmax - SBI Merengue
Expected Delivery	Q1-16
DWT	81,600
Shipyard	Tsuneishi Group (Zhoushan) Shipbuilding Inc.
Kamsarmax - SBI Capoeira
Expected Delivery	Q3-15
DWT	82,000
Shipyard	Hudong-Zhonghua (Group) Co., Ltd.
Kamsarmax - SBI Conga
Expected Delivery	Q3-15
DWT	82,000
Shipyard	Hudong-Zhonghua (Group) Co., Ltd.
Kamsarmax - SBI Bolero
Expected Delivery	Q3-15
DWT	82,000
Shipyard	Hudong-Zhonghua (Group) Co., Ltd.
Kamsarmax - SBI Carioca
Expected Delivery	Q4-15
DWT	82,000
Shipyard	Hudong-Zhonghua (Group) Co., Ltd.
Kamsarmax - SBI Sousta
Expected Delivery	Q4-15
DWT	82,000
Shipyard	Hudong-Zhonghua (Group) Co., Ltd.
Kamsarmax - SBI Reggae
Expected Delivery	Q1-16
DWT	82,000
Shipyard	Hudong-Zhonghua (Group) Co., Ltd.
Kamsarmax - SBI Lambada
Expected Delivery	Q1-16
DWT	82,000
Shipyard	Hudong-Zhonghua (Group) Co., Ltd.
Kamsarmax - SBI Zumba
Expected Delivery	Q1-16
DWT	82,000
Shipyard	Hudong-Zhonghua (Group) Co., Ltd.
Kamsarmax - SBI Macerena
Expected Delivery	Q2-16
DWT	82,000
Shipyard	Hudong-Zhonghua (Group) Co., Ltd.
Kamsarmax - SBI Swing
Expected Delivery	Q3-16
DWT	82,000
Shipyard	Hudong-Zhonghua (Group) Co., Ltd.
Kamsarmax - SBI Jive
Expected Delivery	Q3-16
DWT	82,000
Shipyard	Hudong-Zhonghua (Group) Co., Ltd.
Kamsarmax - SBI Parapara
Expected Delivery	Q2-16
DWT	82,000
Shipyard	Hudong-Zhonghua (Group) Co., Ltd.
Kamsarmax - SBI Mazurka
Expected Delivery	Q2-16
DWT	82,000
Shipyard	Hudong-Zhonghua (Group) Co., Ltd.
Ultramax - SBI Echo
Expected Delivery	Q3-15
DWT	61,000
Shipyard	Imabari Shipbuilding Co., Ltd.
Ultramax - SBI Cronos
Expected Delivery	Q1-16
DWT	61,000
Shipyard	Imabari Shipbuilding Co., Ltd.
Ultramax - SBI Tango
Expected Delivery	Q4-15
DWT	61,000
Shipyard	Imabari Shipbuilding Co., Ltd.
Ultramax - SBI Hermes
Expected Delivery	Q1-16
DWT	61,000
Shipyard	Imabari Shipbuilding Co., Ltd.
Ultramax - SBI Hera
Expected Delivery	Q2-16
DWT	60,200
Shipyard	Mitsui Engineering & Shipbuilding Co., Ltd.
Ultramax - SBI Zeus
Expected Delivery	Q2-16
DWT	60,200
Shipyard	Mitsui Engineering & Shipbuilding Co., Ltd.
Ultramax - SBI Poseidon
Expected Delivery	Q3-16
DWT	60,200
Shipyard	Mitsui Engineering & Shipbuilding Co., Ltd.
Ultramax - SBI Apollo
Expected Delivery	Q3-16
DWT	60,200
Shipyard	Mitsui Engineering & Shipbuilding Co., Ltd.
Ultramax - SBI Bravo
Expected Delivery	Q1-15
DWT	61,000
Shipyard	Nantong COSCO KHI Ship Engineering Co. Ltd.
Ultramax - SBI Antares
Expected Delivery	Q1-15
DWT	61,000
Shipyard	Nantong COSCO KHI Ship Engineering Co. Ltd.
Ultramax - SBI Maia
Expected Delivery	Q3-15
DWT	61,000
Shipyard	Nantong COSCO KHI Ship Engineering Co. Ltd.
Ultramax - SBI Hydra
Expected Delivery	Q3-15
DWT	61,000
Shipyard	Nantong COSCO KHI Ship Engineering Co. Ltd.
Ultramax - SBI Hyperion
Expected Delivery	Q2-16
DWT	61,000
Shipyard	Nantong COSCO KHI Ship Engineering Co. Ltd.
Ultramax - SBI Tethys
Expected Delivery	Q2-16
DWT	61,000
Shipyard	Nantong COSCO KHI Ship Engineering Co. Ltd.
Ultramax - SBI Leo
Expected Delivery	Q2-15
DWT	61,000
Shipyard	Dalian COSCO KHI Ship Engineering Co. Ltd.
Ultramax - SBI Lyra
Expected Delivery	Q3-15
DWT	61,000
Shipyard	Dalian COSCO KHI Ship Engineering Co. Ltd.
Ultramax - SBI Subaru
Expected Delivery	Q3-15
DWT	61,000
Shipyard	Dalian COSCO KHI Ship Engineering Co. Ltd.
Ultramax - SBI Ursa
Expected Delivery	Q4-15
DWT	61,000
Shipyard	Dalian COSCO KHI Ship Engineering Co. Ltd.
Ultramax - SBI Athena
Expected Delivery	Q1-15
DWT	64,000
Shipyard	Chengxi Shipyard Co. Ltd.
Ultramax - SBI Pegasus
Expected Delivery	Q3-15
DWT	64,000
Shipyard	Chengxi Shipyard Co. Ltd.
Ultramax - SBI Orion
Expected Delivery	Q4-15
DWT	64,000
Shipyard	Chengxi Shipyard Co. Ltd.
Ultramax - SBI Thalia
Expected Delivery	Q4-15
DWT	64,000
Shipyard	Chengxi Shipyard Co. Ltd.
Ultramax - SBI Hercules
Expected Delivery	Q1-16
DWT	64,000
Shipyard	Chengxi Shipyard Co. Ltd.
Ultramax - SBI Kratos
Expected Delivery	Q2-16
DWT	64,000
Shipyard	Chengxi Shipyard Co. Ltd.
Ultramax - SBI Perseus
Expected Delivery	Q2-16
DWT	64,000
Shipyard	Chengxi Shipyard Co. Ltd.
Ultramax - SBI Samson
Expected Delivery	Q2-16
DWT	64,000
Shipyard	Chengxi Shipyard Co. Ltd.
Ultramax - SBI Phoebe
Expected Delivery	Q2-16
DWT	64,000
Shipyard	Chengxi Shipyard Co. Ltd.
Ultramax - SBI Phoenix
Expected Delivery	Q3-16
DWT	64,000
Shipyard	Chengxi Shipyard Co. Ltd.
Capesize Vessels
DWT	5,040,000
Kamsarmax Vessels
DWT	1,889,200
Ultramax Vessels
DWT	1,734,800
Total Newbuild DWT
DWT	8,664,000